OTHER LONG-TERM LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2015
Other Liabilities Disclosure [Abstract]
Schedule of Other Long-Term Liabilities

	December 31,
	2015	2014
Staff cost accruals	$47,979	$20,545
Other liabilities	13,219	205
Deferred rent liabilities	11,749	12,296
Other deposits received	7,456	1,233
Construction costs and property and equipment retention payables	559	59,162

	$80,962	$93,441